Convertible Redeemable Preferred Shares (Details)					1 Months Ended				12 Months Ended
		Nov. 30, 2020 shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 CNY (¥) shares	Jan. 31, 2022 USD ($) shares	Jan. 31, 2022 CNY (¥) shares	Nov. 30, 2020 USD ($) shares	Nov. 30, 2020 CNY (¥) shares	Jun. 30, 2023 USD ($) shares		Jun. 30, 2022 USD ($) shares		Jun. 30, 2021 USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 23, 2022 shares	Dec. 31, 2020 shares	Sep. 30, 2020 shares
Convertible Redeemable Preferred Shares (Details) [Line Items]
Cash consideration							$ 28,028,845	¥ 190,000,000			$ 11,807,305		$ 28,028,845
Incurred issuance costs							$ 303,402	¥ 2,009,154					303,402
Conversion ratio															0.7807324
Percentage of redemption price per Preferred Share									100.00%
Interest rate per annum									8.00%
Initial interest rate per annum		12.00%
Internal rate of return									8.00%
Percentage of investment amount									100.00%
Percent of company's distributable profits payable									100.00%
Distributable profits									30.00%
Dividend declared or accrued (in Dollars) | $									$ 0		$ 0		0
Deemed dividend (in Dollars) | $													2,084,786
Percentages of preferred share											2.00%
Series of preferred shares value (in Dollars) | $													101,948
Warrants to subscribe									17,964,879
Series Seed Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares, issued			5,699,962	5,699,962						[1]	4,675,347	[1]
Convertible redeemable preferred shares, outstanding			5,699,962	5,699,962						[1]	4,675,347	[1]
Cash consideration | $
Incurred issuance costs | $
Series A Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares, issued			7,352,952	7,352,952						[1]	5,205,637	[1]
Convertible redeemable preferred shares, outstanding	[1]										5,205,637
Cash consideration			$ 3,160,565	¥ 20,000,000
Incurred issuance costs | $
Series A-1 Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares, issued			6,127,671	6,127,671						[1]	5,202,768	[1]
Convertible redeemable preferred shares, outstanding	[1]										5,202,768
Cash consideration			$ 6,234,220	¥ 40,000,000
Incurred issuance costs | $
Series A-2 Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares, issued			3,031,476	3,031,476						[1]	3,540,046	[1]
Convertible redeemable preferred shares, outstanding	[1]										3,540,046
Cash consideration			$ 2,990,878	¥ 20,000,000
Incurred issuance costs | $
Series A-3 Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares, issued			3,789,358	3,789,358						[1]	3,789,358	[1]
Convertible redeemable preferred shares, outstanding	[1]										3,789,358
Cash consideration			$ 3,610,056	¥ 25,000,000
Incurred issuance costs | $
Series B Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares, issued		8,137,098					8,137,098	8,137,098		[1]	11,047,269	[1]
Convertible redeemable preferred shares, outstanding	[1]										11,047,269
Cash consideration | $													17,550,274
Incurred issuance costs | $													191,622
Series B+ Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares, issued		4,746,653					4,746,653	4,746,653		[1]	5,424,746	[1]
Convertible redeemable preferred shares, outstanding	[1]										5,424,746
Series C Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares, issued					2,419,909	2,419,909					2,419,909	[1]
Convertible redeemable preferred shares, outstanding	[1]										2,419,909
Cash consideration					$ 11,807,305	¥ 75,000,000					$ 11,807,305
Incurred issuance costs | $
Preferred Share [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Percentage of redemption price per Preferred Share									100.00%
Interest rate per annum									8.00%
Series B and Series B Plus Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Interest rate per annum		8.00%
Initial interest rate per annum											12.00%
Percentages of preferred share											8.00%
Class A Ordinary Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Conversion of stock									1,000,000
Warrants to subscribe									14,371,901							17,964,879
Class A Ordinary Shares [Member] | Common Stock [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Conversion of stock									12,335,106
Class B Ordinary Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Conversion of stock									1,000,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Conversion of stock									5,541,207
Forecast [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Conversion ratio														0.7807324
Series A One Investor [Member] | Series Seed Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares purchased																		1,024,615
Series A One Investor [Member] | Series A-1 Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares redesignated																		1,024,615
Certain Series B Investors [Member] | Series A Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares purchased																		2,147,316
Shares redesignated																		2,147,316
One Series B Plus Investor [Member] | Series A-1 Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares purchased																	678,093
Shares redesignated																	678,093
One Series B Investor [Member] | Series A-1 Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares purchased																	762,855
One Series B Investor [Member] | Series B Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares redesignated																	762,855
Series A Two Investors [Member] | Series A-1 Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares purchased																	508,570
Series A Two Investors [Member] | Series A-2 Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares redesignated																	508,570

[1]	See Note 14.